Related Party Transactions (Details)						1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 05, 2017 shares	Apr. 26, 2016 USD ($) $ / shares shares	Apr. 21, 2016 $ / shares shares	Dec. 31, 2014 USD ($)	Sep. 23, 2011 USD ($) $ / shares shares	Aug. 25, 2016 $ / shares shares	Jan. 27, 2015 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Mar. 31, 2017 USD ($) $ / shares	Mar. 31, 2016 USD ($) $ / shares	Aug. 01, 2017 ft²	Feb. 21, 2017 USD ($)	Feb. 21, 2016 $ / shares	Nov. 23, 2015 USD ($)	Jul. 10, 2015 USD ($)	Apr. 08, 2015 USD ($)
Related Party Transactions (Textual)
Number of shares issued | shares	666,667
Exercise price (in dollars per share) | $ / shares												$ 5.01	$ 0.005
Due to related party								$ 36,158		$ 36,158			$ 117,124
Aggregate principal amount				$ 242,498				50,000		50,000		50,000
Other Asset balance								$ 15,000		$ 15,000
Equity investment percentage								3.64%		3.64%
Warrant [Member]
Related Party Transactions (Textual)
Exercise price (in dollars per share) | $ / shares													$ 0.01
Trinad Management LLC [Member] | First Senior Note [Member]
Related Party Transactions (Textual)
Converted value in excess of principal				1,000,000			$ 5,000,000
Trinad Management LLC [Member] | Warrant [Member] | First Senior Note [Member]
Related Party Transactions (Textual)
Number of shares issued | shares			381,662
Exercise price (in dollars per share) | $ / shares			$ 0.015
Mr. Robert Ellin [Member]
Related Party Transactions (Textual)
Due to related party												0	$ 117,124
Trinad Capital [Member]
Related Party Transactions (Textual)
Exercise price (in dollars per share) | $ / shares																$ 0.03
Management service fee								$ 90,000	$ 90,000	$ 180,000	$ 180,000
Management service payable										30,000
Landlord cash rate										37,700
Prepaid fees								$ 90,000		$ 90,000
Area of land | ft²														3,200
Trinad Capital [Member] | First Senior Note [Member]
Related Party Transactions (Textual)
Exercise price (in dollars per share) | $ / shares			$ 0.01
Aggregate principal amount				1,000,000											$ 1,197,897
Trinad Capital [Member] | Second Senior Note [Member]
Related Party Transactions (Textual)
Exercise price (in dollars per share) | $ / shares		$ 0.01
Principal notes payable													1,784,000
Aggregate principal amount		$ 3,000,000											1,784,000		$ 2,383,180		$ 2,000,000	$ 1,000,000	$ 195,500
Trinad Capital [Member] | Second Senior Note [Member] | As Restated [Member]
Related Party Transactions (Textual)
Aggregate principal amount																		$ 195,500
Trinad Capital [Member] | Warrant [Member]
Related Party Transactions (Textual)
Principal notes payable													1,000,000
Aggregate principal amount				$ 700,000
Trinad Capital [Member] | Warrant [Member] | First Senior Note [Member]
Related Party Transactions (Textual)
Number of shares issued | shares			381,662
Exercise price (in dollars per share) | $ / shares			$ 0.015
Trinad Capital [Member] | Warrant [Member] | Second Senior Note [Member]
Related Party Transactions (Textual)
Number of shares issued | shares		735,923
Exercise price (in dollars per share) | $ / shares		$ 0.005
Repayment of notes payable												450,000
Aggregate principal amount		$ 3,000,000										820,100
Management Services Agreement [Member] | Trinad Management LLC [Member]
Related Party Transactions (Textual)
Management service fee					$ 2,080,000							360,000	360,000
Management service payable					90,000							30,000
Due to related party					$ 1,000,000							239,080	$ 1,000,000
Agreement term					3 years
Repayment of notes payable												$ 750,000
Management Services Agreement [Member] | Trinad Management LLC [Member] | Warrant [Member]
Related Party Transactions (Textual)
Number of shares issued | shares						716,216
Exercise price (in dollars per share) | $ / shares						$ 0.225
Expiration period					10 years
Amortized period					3 years
Management Services Agreement [Member] | Trinad Management LLC [Member] | Warrant 1 [Member]
Related Party Transactions (Textual)
Number of shares issued | shares					750,000
Exercise price (in dollars per share) | $ / shares					$ 0.225